COMMON STOCK OPTIONS AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Options Activity

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term (Years)	Value
Outstanding at December 31, 2018	160,152	$14.00	4.3	—
Granted	17,144	$14.00	5.0	—
Forfeited	(14,286)	14.00	—	—
Outstanding at December 31, 2019	163,010	$14.00	3.4	—
Exercisable at December 31, 2019	154,438	$14.00	3.4	—

Outstanding at December 31, 2019	163,010	$14.00	3.4	—
Granted	450,290	$5.06	4.4	—
Cancelled/Forfeited	(161,402)	$14.00	—	—
Outstanding at December 31, 2020	451,898	$5.06	4.4	$7,200
Exercisable at December 31, 2020	212,832	$5.76	4.2	—

Schedule of Fair Value Assumptions

The fair value of the incentive stock option grants for the years ended December 31, 2020 and 2019 were estimated using the following weighted- average assumptions:

For the Years Ended December 31,
	2020	2019
Risk free interest rate	0.18% - 0.26%	1.44 - 2.44%
Expected term in years	2.50 - 3.50	2.76 - 3.25
Dividend yield	—	—
Volatility of common stock	68.00% - 86.24%	117.18% - 151.43%
Estimated annual forfeitures	—	—

Schedule of Warrants Outstanding

During the fourth quarter of 2019, 357 warrants were exercised for cash in the amount of $2,750.

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term (Years)	Value
Outstanding at December 31, 2018	1,815,181	$9.52	3.9	—
Warrants expired, forfeited, cancelled or exercised	(338,575)
Warrants issued	44,644	$7.70	4.9	—
Outstanding at December 31, 2019	1,521,250	$8.78	3.9	—
Exercisable at December 31, 2019	1,521,250	$8.78	3.9	—

Outstanding at December 31, 2019	1,521,250	$8.78	3.9	—
Warrants expired, forfeited, cancelled or exercised	(23,116)
Warrants issued	89,419	$9.02	2.2	—
Outstanding at December 31, 2020	1,587,333	$8.62	2.0	—
Exercisable at December 31, 2020	1,587,333	$8.69	2.0	—